Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018
South Africa
Pension benefits
Percentage of members electing to transfer to the defined benefit plan	99.00%
Ordinary shares included in the plan assets		1,681,008		1,678,808
Value of ordinary shares included in the plan assets		R 589		R 844
Value of property occupied included in the plan assets		R 1,561		R 1,543
Pension fund assets
Equities	53.00%		53.00%
Resources	6.00%		6.00%
Industrials	2.00%		3.00%
Consumer discretionary	10.00%		12.00%
Consumer staples	11.00%		12.00%
Healthcare	5.00%		3.00%
Information technologies	5.00%		4.00%
Telecommunications	3.00%		1.00%
Financials (ex real estate)	11.00%		12.00%
Fixed interest	13.00%		10.00%
Direct property	15.00%		17.00%
Listed property	4.00%		5.00%
Cash and cash equivalents	4.00%		4.00%
Third party managed assets	11.00%		11.00%
Total	100.00%		100.00%
United States of America
Pension fund assets
Equities	38.00%		32.00%
Resources	7.00%		5.00%
Industrials	4.00%		3.00%
Consumer discretionary	4.00%		4.00%
Consumer staples	3.00%		2.00%
Healthcare	4.00%		3.00%
Information technologies	7.00%		7.00%
Telecommunications	2.00%		2.00%
Financials (ex real estate)	7.00%		6.00%
Fixed interest	49.00%		59.00%
Direct property	5.00%		5.00%
Other	8.00%		4.00%
Total	100.00%		100.00%